Related Party Balances and Transactions - Due from related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related Party Balances and Transactions
Amounts due from related parties	¥ 16,078,250	¥ 7,702,404
Other Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]	Related party	Related party
Expected credit losses	¥ (20,579)	¥ (10,142)
Related party | Wuhan Weineng Battery Assets Co., Ltd. and its subsidiaries
Related Party Balances and Transactions
Amounts due from related parties	15,976,578	7,622,041
Related party | Blue Horizon Limited and its subsidiaries
Related Party Balances and Transactions
Amounts due from related parties	90,930	72,636
Related party | Mclaren Group Holdings Ltd. and its subsidiaries
Related Party Balances and Transactions
Amounts due from related parties	23,702	11,749
Related party | Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Balances and Transactions
Amounts due from related parties	5,426	3,633
Related party | VTA Technology Inc And Its Subsidiaries [Member]
Related Party Balances and Transactions
Amounts due from related parties	¥ 2,193
Related party | Hefei Chuang Wei Information Consultation Co., Ltd.
Related Party Balances and Transactions
Amounts due from related parties		2,249
Related party | Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Balances and Transactions
Amounts due from related parties		¥ 238